Gain (loss) on financial instruments, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Gain (loss) on derivative financial instruments and foreign currency exchange, net	$ (1,870)	$ (1,813)	$ 672
Unrealized gain (loss) on financial instruments at FVTPL	227	(806)	0
Realized loss on financial instruments at FVTPL	0	(2,175)	(2,258)
Gain on sale of financial instruments at amortized cost	333	0	0
Realized gain on financial instruments at FVOCI	14	0	186
Gain (loss) on sale of loans	0	0	21
Loss on financial instruments	$ (1,296)	$ (4,794)	$ (1,379)